Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2020
Accounting Policies, Changes in Accounting Estimates and Errors [Abstract]
Critical accounting estimates and judgments	Critical accounting estimates and judgments
The preparation of financial statements in accordance with IFRS requires the use of judgment in applying the accounting policies and estimation that affect the reported amounts of assets and liabilities and results. Actual results could differ from those estimates and the financial statements will be impacted by key judgments taken.
Key Judgments
Judgments are made in the process of applying accounting policies. Those judgments which are considered key are listed below.
a)        Business Combinations
For business combinations that have a significant effect on the amounts reported in the consolidated financial statements. The Company is required to recognize separately, at the acquisition date, the identifiable assets, liabilities and contingent liabilities acquired or assumed in a business combination at their fair values. This involves judgment over whether intangible assets can be separately identified.
b)        Discounts and trade promotions
Management use judgment when considering when accruals for discounts and trade promotions can be released. Management makes the judgment based on the principle that accruals are reversed only to the extent that it is highly probable that a significant reversal will not occur.
c)        Uncertain tax positions
Management use judgment when determining whether it is appropriate to accrue for uncertain tax positions and for how long accruals for uncertain tax positions are retained. Management considers tax laws which are in place in making that assessment determining whether it is appropriate to release.
d)        Cash generating units
When performing goodwill impairment testing, management apply judgment to the allocation of goodwill to cash generating units. Management has determined goodwill is monitored at the operating segment level of “Frozen”. Please refer to Note 13 for further information.
e)        Operating segments
Management apply judgment in determining the Chief Operating Decision Maker (“CODM”), and the nature and extent of the financial information which is reviewed by the CODM. Management have considered how resources are allocated in determining the single reporting and operating segment of “Frozen”. Please refer to Note 5 for further information.
Significant estimates
Information about estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements are listed below. Management have taken into account the impact and potential future impact of COVID-19 on these estimates. We will continue to assess the impact of future developments in relation to COVID-19 as it relates to estimates, especially around the carrying value of goodwill, brands and other intangibles, as well as on property, plant and equipment. In particular, we will focus on the long-term impact on the food service customer relationship intangible assets.
a)        Discounts and trade promotions
Discounts given by the Company include rebates, price reductions and incentives given to customers, promotional couponing and trade communication costs. Each customer has bespoke agreements that are governed by a combination of observable and unobservable performance conditions.
Trade promotions comprise of amounts paid to retailers for programs designed to promote Company products and include pricing allowances, merchandising funds and customer coupons, which are offered through various programs to customers and consumers. The ultimate costs of these programs can depend upon retailer performance and is the subject of significant management estimates. The estimated ultimate cost of the program is based upon the programs offered, timing of those offers, estimated retailer performance based on history, management’s experience and current economic trends.
At each financial year end date, any discount or trade promotion incurred but not yet invoiced is estimated and accrued for. In certain cases, the estimate for discounts and trade promotions requires the use of forecast information for future trading periods and therefore a degree of estimation uncertainty exists. These estimates are sensitive to variances between actual results and forecasts. The estimate is based on accumulated experience.
The accruals are presented as ‘trade terms’ and offset against trade receivables due to the same customer, or as trade term payables where there is no receivable to be offset. The balance of the reduction in trade receivables for trade terms as of December 31, 2020 is disclosed in Note 18 and the balance classified as a trade term payable is disclosed in Note 22.
b)        Business combinations
The Company is required to recognize separately, at the acquisition date, the identifiable assets, liabilities and contingent liabilities acquired or assumed in a business combination at their fair values. This involves an estimate of fair value of all assets and liabilities acquired. Such estimates are based on valuation techniques, which require considerable estimation in forecasting future cash flows and developing other assumptions. These estimates are based on information available on the acquisition date and assumptions that have been deemed reasonable by management. The following estimates and assumptions can materially affect our financial position and profit:
•The fair value and expected useful economic life of acquired intangible and tangible assets that are subject to depreciation or amortization in future periods.
•Future changes to the assumptions over forecast future profitability used in estimating the value of intangible assets and goodwill may result in additional expenses or income.
•Future changes to the assumptions used in estimating the value of uncertain tax positions may result in additional expenses or income.
c)        Carrying value of goodwill and brands
Determining whether goodwill and brands are impaired requires an estimation of the value in use of the cash generating unit to which goodwill and brands have been allocated. The value in use calculation requires the entity to estimate the future cash flows expected to arise from the cash generating unit and a suitable discount rate in order to calculate present value. Future cash flows for the purposes of the value in use calculation are taken from approved budgets. Details of impairment reviews including disclosures covering sensitivities are provided in Note 13.
d)        Employee benefit obligation
The Group operates a number of defined benefit pension schemes and post-employment benefit schemes which are valued by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods. Each scheme has an actuarial valuation performed by a specialist third party and is dependent on a series of assumptions which are estimated by management. See Note 23 for details of these assumptions and a sensitivity analysis on material assumptions.
e)        Uncertain tax positions
Where tax exposures can be quantified, an accrual for uncertain tax positions is based on the Group's judgment of the most likely amount of the liability expected to be paid to the relevant tax authority; or, when there is a wide range of possible outcomes, a probability weighted average approach. Given the inherent uncertainties in assessing the outcomes of these exposures, the Company could in future periods experience adjustments to these accruals. The factors considered in estimating the accrual include the progress of discussions with the tax authorities, the complexity of respective tax legislation, valuations of assets for tax purposes and the level of documentary support for historical positions taken by previous owners. The accruals are made on the basis of a weighted average of potential outcomes.
f)        Fair value of derivative financial instruments.
Note 34 includes details of the fair value of the derivative instruments that the Company holds at each balance sheet period. Management has estimated the fair value of these instruments by using valuations based on discounted cash flow calculations. These inputs may be readily observable, market corroborated, or generally unobservable inputs and are further discussed in Note 34.